IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600

Integrated ARROs Fund I (the "Fund")

February, 2004

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2003. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I

We have audited the accompanying statements of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 2003 and 2002, including the schedule of portfolio investments as of December 31, 2003, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2003. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 2003 and 2002, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $8,729,775 and $9,989,251 as of December 31, 2003 and 2002, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


                                               /s/ Imowitz Koenig & Co., LLP

New York, New York
February 12, 2004

                             Integrated ARROs Fund I
                        Statements of Financial Condition

                                                                     December 31,
                                                              -------------------------
Assets                                                            2003          2002
                                                              -----------   -----------
Cash and Cash Equivalents                                     $   267,957   $   425,668

Investments in payment obligations, at lower
of fair market value or minimum termination
value (cost $2,302,742 and $2,634,352 for 2003
and 2002, respectively)                                         8,729,775     9,989,251
                                                              -----------   -----------

Total Assets                                                    8,997,732    10,414,919

Liabilities

Distributions Payable                                             267,957       425,668
                                                              -----------   -----------

Net Assets                                                    $ 8,729,775   $ 9,989,251
                                                              ===========   ===========

Net Asset Value per unit (2,771 units outstanding)            $  3,150.41   $  3,604.93
                                                              ===========   ===========

                        See notes to financial statements

                             Integrated ARROs Fund I
                            Statements of Operations

                                                          Year Ended December 31,
                                                         ------------------------
                                                             2003         2002
                                                         -----------   ----------
Investment Income:

    Interest and discount earned, net of fund expenses   $ 2,417,543   $1,122,307
                                                         ===========   ==========

                        See notes to financial statements

                             Integrated ARROs Fund I
                       Statements of Changes in Net Assets

                                                         Year Ended December 31,
                                                       ---------------------------
                                                           2003            2002
                                                       -----------    ------------
Decrease in net assets from operations:

Net investment income                                  $ 2,417,543    $  1,122,307
                                                       -----------    ------------

Net increase in net assets resulting from operations     2,417,543       1,122,307

Total declared as distributions to Unit Holders         (3,677,019)     (1,620,768)
                                                       -----------    ------------

Net decrease in net assets                              (1,259,476)       (498,461)

Net assets:

Beginning of period                                      9,989,251      10,487,712
                                                       -----------    ------------

End of period                                          $ 8,729,775    $  9,989,251
                                                       ===========    ============

                        See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.    ORGANIZATION

      Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

      The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor became a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") which subsequently merged with NorthStar Capital Investment Corp. (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.    SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

      The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

      Cash and Cash Equivalents

      Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

      Use of Estimates

      The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.    THE SPONSOR

      IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio merged with NorthStar Capital Investment Corp. ("NorthStar Capital") on February 14, 2002.

      Subject to the rights of the unitholders under the Trust Indenture, NorthStar Capital is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of NorthStar Capital is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.    THE PAYMENT OBLIGATIONS

      The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. One of the seven Payment Obligations (Walstaff) was satisfied in full during 2003.

      Payments on the remaining six Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations were scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

      If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.    COMMITMENTS AND CONTINGENCIES

      The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

      The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II ("Fund II"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994, in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time (based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs) that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $38,430 and $51,217 in such expenses from the proceeds of Payment Obligations received by the Fund in 2003 and 2002, respectively.

      Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.

      NAME                 POSITION WITH SPONSOR      DIRECTOR/OFFICER SINCE    PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
      ----                 ---------------------      ----------------------    --------------------------------------------
      Richard J. McCready  Director and President     2002                      Mr. McCready joined NorthStar Capital in
                           and Secretary                                        1998. From 1990 until 1998 he was President,
                                                                                Chief Operating Officer and a director of
                                                                                First Winthrop Corporation. Previous to
                                                                                joining First Winthrop Corporation in 1990,
                                                                                he was in the Corporate and Real Estate
                                                                                Finance group at the law firm of Mintz,
                                                                                Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

      Steven Kauff         Director, Vice President   July 1999                 Mr. Kauff joined NorthStar Capital in July
                           and Treasurer                                        1999. From 1996 to 1999 Mr Kauff was a
                                                                                Manager in the Real Estate and Hospitality
                                                                                Services Group of Arthur Andersen LLP .
                                                                                Prior to joining Arthur Andersen LLP, Mr.
                                                                                Kauff was with Price Waterhouse LLP in the
                                                                                Real Estate Industry Services Group.

6.    DISTRIBUTION PAYABLE

      The Trustee declared a $267,957 ($96.70 per unit) distribution payable to unitholders of record as of December 31, 2003. Such distribution was paid on January 15, 2004.

7.    SIGNIFICANT TRANSACTIONS

      In May 1996, the tenant of the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

      Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund II and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships (including Elway) that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

      The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall, amounting to $381,150 (including accrued interest), was repaid during 1998 from cash flow generated by Elway after the payment of the reduced payments to the Fund and was included in subsequent distributions made for 1998.

      The general partner of Walstaff Associates ("Walstaff") sold the sole Walstaff property on May 31, 2003 to the tenant of the property, pursuant to the purchase option defined in the lease (a voluntary sale under the terms of the Trust Indenture). As a result, Walstaff wired $3,671,816 to the Fund's Trustee in full satisfaction of the Walstaff payment obligation. Such proceeds along with interest earned thereon were distributed to Unitholders in July 2003.

8.    IMPAIRMENT OF SECURITY

      The carrying value of the Partnership's portfolio investment in Denville Associates, LP was reduced to its estimated fair market value as of December 31, 2002 due to a decline in the credit rating of the lessee. In 2003, the lessee's credit rating rebounded and its estimated fair market value increased accordingly.

                             Integrated ARROs Fund I
         Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data

                                                                   YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------------------------------

                                               2003           2002           2001           2000           1999
                                            ----------     ----------     ----------     ----------     ----------
Per Unit Operating Performance

Net asset value, beginning of period        $ 3,604.93     $ 3,784.81     $ 3,482.78     $ 3,727.45     $ 3,754.79

Net investment income                           872.44         405.02         780.32         293.36         509.65

Distributions                                (1,326.96)       (584.90)       (478.29)       (538.03)       (536.99)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period              $ 3,150.41     $ 3,604.93     $ 3,784.81     $ 3,482.78     $ 3,727.45
                                            ==========     ==========     ==========     ==========     ==========

Total investment return                     $   872.44     $   405.02     $   780.32     $   293.36     $   509.65
                                            ==========     ==========     ==========     ==========     ==========

Ratios/Supplemental Data

Net assets, end of period                   $8,729,775     $9,989,251     $10,487,712    $9,650,779     $10,328,758

Ratio of expenses to average net assets           0.41%          0.50%          0.37%          0.34%          0.32%

Ratio of net investment income to average
net assets                                       25.83%         10.96%         21.47%          8.14%         13.62%

Portfolio turnover rate                            N/A            N/A            N/A            N/A            N/A

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                               December 31, 2003

                                                                                                      Discount To
                                                                                                    Arrive at Lower
 Partnership /                                                                                   of Fair Market Value
 Date Payment                                                Original       Simple                    or Minimum
 Obligation                   Property           Type of     Principal     Interest   Accrued          Termination
  Incurred      Lessee        Location(s)        Property     Amount         Rate     Interest           Amount
----------------------------------------------------------------------------------------------------------------------
Walando         Walgreen      Orlando, FL        Office/     $  820,000      13.0%   $ 1,337,244       $ 1,143,651
03/18/81        Company                          Warehouse
                                                 Building

Santex (2)      Albertson's   Venice, FL         Retail         570,000      17.0%     1,007,349           694,440
07/01/81        Inc.          Livermore, CA      Facilities

Lando           Albertson's   Portland, OR       Retail         783,451      16.0%     1,968,977         1,660,854
10/21/81        Inc.          Orlando, FL        Facilities
(amended                      Huntsville, AL
04/15/82)

Denville        Xerox         Lewisville, TX     Plant          963,048      15.0%     2,400,733         2,121,336
12/22/81        Corporation                      Facility
(amended
01/27/84)

Elway           Safeway       Billings, MT       Retail       1,429,042      18.5%     4,020,594         3,160,923
03/18/82        Stores, Inc.  Fort Worth, TX     Facilities          (4)
                              Aurora, CO
                              Mamoth Lakes, CA

Walcreek        Hercules      Walnut Creek,      Office       1,306,709      18.5%     2,556,399         1,652,567
08/01/82        Credit Inc.   CA                 Building
(amended        (3)
06/29/83,
12/3/84)
                                                             ----------              -----------       -----------
                                                             $5,872,250              $13,291,296       $10,433,771
                                                             ==========              ===========       ===========




                                     Lower of
 Partnership /                   Fair Market Value
 Date Payment     Periodic          or Minimum
 Obligation    Payment During      Termination
  Incurred    Primary Term (1)        Amount
---------------------------------------------------
Walando        5/1/96-4/1/06        $1,013,593
03/18/81         $11,883/mo


Santex (2)     9/1/96-8/1/06           882,909
07/01/81         $13,342/mo

Lando          7/1/97-1/1/07         1,091,574
10/21/81        $62,656/semi
(amended
04/15/82)

Denville       8/1/98-7/1/08         1,242,445
12/22/81        $12,038/mo
(amended
01/27/84)

Elway          7/1/97-6/1/07         2,288,713
03/18/82        $22,027/mo (4)              (4)



Walcreek       10/1/97-9/1/07        2,210,541
08/01/82        $30,155/mo
(amended
06/29/83,
12/3/84)
                                    ----------
                                    $8,729,775
                                    ==========

(1)   Primary Term of the applicable net lease.

(2)   Two Payment Obligations, one for each property, treated as one.

(3)   Guaranteed by Hercules Incorporated

(4) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

                ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED                   ACCRUED
     DATE       INTEREST       DATE        INTEREST       DATE        INTEREST      DATE        INTEREST       DATE        INTEREST
  ---------    ----------    ---------    ----------    ---------    ----------   ---------    ----------    ---------    ----------
  01-Jan-03    15,796,456    23-Feb-03    15,876,173    17-Apr-03    15,866,446   09-Jun-03    13,340,535    01-Aug-03    13,241,206
  02-Jan-03    15,799,648    24-Feb-03    15,879,365    18-Apr-03    15,869,637   10-Jun-03    13,343,218    02-Aug-03    13,243,890
  03-Jan-03    15,802,839    25-Feb-03    15,882,557    19-Apr-03    15,872,829   11-Jun-03    13,345,901    03-Aug-03    13,246,573
  04-Jan-03    15,806,031    26-Feb-03    15,885,749    20-Apr-03    15,876,021   12-Jun-03    13,348,585    04-Aug-03    13,249,256
  05-Jan-03    15,809,223    27-Feb-03    15,888,940    21-Apr-03    15,879,213   13-Jun-03    13,351,268    05-Aug-03    13,251,940
  06-Jan-03    15,812,415    28-Feb-03    15,892,132    22-Apr-03    15,882,404   14-Jun-03    13,353,951    06-Aug-03    13,254,623
  07-Jan-03    15,815,606    01-Mar-03    15,805,879    23-Apr-03    15,885,596   15-Jun-03    13,356,635    07-Aug-03    13,257,306
  08-Jan-03    15,818,798    02-Mar-03    15,809,071    24-Apr-03    15,888,788   16-Jun-03    13,359,318    08-Aug-03    13,259,990
  09-Jan-03    15,821,990    03-Mar-03    15,812,262    25-Apr-03    15,891,980   17-Jun-03    13,362,001    09-Aug-03    13,262,673
  10-Jan-03    15,825,182    04-Mar-03    15,815,454    26-Apr-03    15,895,171   18-Jun-03    13,364,685    10-Aug-03    13,265,356
  11-Jan-03    15,828,373    05-Mar-03    15,818,646    27-Apr-03    15,898,363   19-Jun-03    13,367,368    11-Aug-03    13,268,040
  12-Jan-03    15,831,565    06-Mar-03    15,821,837    28-Apr-03    15,901,555   20-Jun-03    13,370,052    12-Aug-03    13,270,723
  13-Jan-03    15,834,757    07-Mar-03    15,825,029    29-Apr-03    15,904,747   21-Jun-03    13,372,735    13-Aug-03    13,273,407
  14-Jan-03    15,837,949    08-Mar-03    15,828,221    30-Apr-03    15,907,938   22-Jun-03    13,375,418    14-Aug-03    13,276,090
  15-Jan-03    15,841,140    09-Mar-03    15,831,413    01-May-03    15,821,685   23-Jun-03    13,378,102    15-Aug-03    13,278,773
  16-Jan-03    15,844,332    10-Mar-03    15,834,604    02-May-03    15,824,877   24-Jun-03    13,380,785    16-Aug-03    13,281,457
  17-Jan-03    15,847,524    11-Mar-03    15,837,796    03-May-03    15,828,069   25-Jun-03    13,383,468    17-Aug-03    13,284,140
  18-Jan-03    15,850,716    12-Mar-03    15,840,988    04-May-03    15,831,260   26-Jun-03    13,386,152    18-Aug-03    13,286,823
  19-Jan-03    15,853,907    13-Mar-03    15,844,180    05-May-03    15,834,452   27-Jun-03    13,388,835    19-Aug-03    13,289,507
  20-Jan-03    15,857,099    14-Mar-03    15,847,371    06-May-03    15,837,644   28-Jun-03    13,391,518    20-Aug-03    13,292,190
  21-Jan-03    15,860,291    15-Mar-03    15,850,563    07-May-03    15,840,836   29-Jun-03    13,394,202    21-Aug-03    13,294,873
  22-Jan-03    15,863,482    16-Mar-03    15,853,755    08-May-03    15,844,027   30-Jun-03    13,396,885    22-Aug-03    13,297,557
  23-Jan-03    15,866,674    17-Mar-03    15,856,947    09-May-03    15,847,219   01-Jul-03    13,247,467    23-Aug-03    13,300,240
  24-Jan-03    15,869,866    18-Mar-03    15,860,138    10-May-03    15,850,411   02-Jul-03    13,250,151    24-Aug-03    13,302,923
  25-Jan-03    15,873,058    19-Mar-03    15,863,330    11-May-03    15,853,603   03-Jul-03    13,252,834    25-Aug-03    13,305,607
  26-Jan-03    15,876,249    20-Mar-03    15,866,522    12-May-03    15,856,794   04-Jul-03    13,255,517    26-Aug-03    13,308,290
  27-Jan-03    15,879,441    21-Mar-03    15,869,714    13-May-03    15,859,986   05-Jul-03    13,258,201    27-Aug-03    13,310,973
  28-Jan-03    15,882,633    22-Mar-03    15,872,905    14-May-03    15,863,178   06-Jul-03    13,260,884    28-Aug-03    13,313,657
  29-Jan-03    15,885,825    23-Mar-03    15,876,097    15-May-03    15,866,370   07-Jul-03    13,263,568    29-Aug-03    13,316,340
  30-Jan-03    15,889,016    24-Mar-03    15,879,289    16-May-03    15,869,561   08-Jul-03    13,266,251    30-Aug-03    13,319,023
  31-Jan-03    15,892,208    25-Mar-03    15,882,481    17-May-03    15,872,753   09-Jul-03    13,268,934    31-Aug-03    13,321,707
  01-Feb-03    15,805,955    26-Mar-03    15,885,672    18-May-03    15,875,945   10-Jul-03    13,271,618    01-Sep-03    13,234,945
  02-Feb-03    15,809,147    27-Mar-03    15,888,864    19-May-03    15,879,137   11-Jul-03    13,274,301    02-Sep-03    13,237,629
  03-Feb-03    15,812,338    28-Mar-03    15,892,056    20-May-03    15,882,328   12-Jul-03    13,276,984    03-Sep-03    13,240,312
  04-Feb-03    15,815,530    29-Mar-03    15,895,248    21-May-03    15,885,520   13-Jul-03    13,279,668    04-Sep-03    13,242,995
  05-Feb-03    15,818,722    30-Mar-03    15,898,439    22-May-03    15,888,712   14-Jul-03    13,282,351    05-Sep-03    13,245,679
  06-Feb-03    15,821,914    31-Mar-03    15,901,631    23-May-03    15,891,904   15-Jul-03    13,285,034    06-Sep-03    13,248,362
  07-Feb-03    15,825,105    01-Apr-03    15,815,378    24-May-03    15,895,095   16-Jul-03    13,287,718    07-Sep-03    13,251,045
  08-Feb-03    15,828,297    02-Apr-03    15,818,570    25-May-03    15,898,287   17-Jul-03    13,290,401    08-Sep-03    13,253,729
  09-Feb-03    15,831,489    03-Apr-03    15,821,761    26-May-03    15,901,479   18-Jul-03    13,293,084    09-Sep-03    13,256,412
  10-Feb-03    15,834,681    04-Apr-03    15,824,953    27-May-03    15,904,671   19-Jul-03    13,295,768    10-Sep-03    13,259,095
  11-Feb-03    15,837,872    05-Apr-03    15,828,145    28-May-03    15,907,862   20-Jul-03    13,298,451    11-Sep-03    13,261,779
  12-Feb-03    15,841,064    06-Apr-03    15,831,337    29-May-03    15,911,054   21-Jul-03    13,301,134    12-Sep-03    13,264,462
  13-Feb-03    15,844,256    07-Apr-03    15,834,528    30-May-03    15,914,246   22-Jul-03    13,303,818    13-Sep-03    13,267,145
  14-Feb-03    15,847,448    08-Apr-03    15,837,720    31-May-03    15,917,437   23-Jul-03    13,306,501    14-Sep-03    13,269,829
  15-Feb-03    15,850,639    09-Apr-03    15,840,912    01-Jun-03    13,319,068   24-Jul-03    13,309,184    15-Sep-03    13,272,512
  16-Feb-03    15,853,831    10-Apr-03    15,844,104    02-Jun-03    13,321,751   25-Jul-03    13,311,868    16-Sep-03    13,275,195
  17-Feb-03    15,857,023    11-Apr-03    15,847,295    03-Jun-03    13,324,435   26-Jul-03    13,314,551    17-Sep-03    13,277,879
  18-Feb-03    15,860,215    12-Apr-03    15,850,487    04-Jun-03    13,327,118   27-Jul-03    13,317,235    18-Sep-03    13,280,562
  19-Feb-03    15,863,406    13-Apr-03    15,853,679    05-Jun-03    13,329,801   28-Jul-03    13,319,918    19-Sep-03    13,283,246
  20-Feb-03    15,866,598    14-Apr-03    15,856,871    06-Jun-03    13,332,485   29-Jul-03    13,322,601    20-Sep-03    13,285,929
  21-Feb-03    15,869,790    15-Apr-03    15,860,062    07-Jun-03    13,335,168   30-Jul-03    13,325,285    21-Sep-03    13,288,612
  22-Feb-03    15,872,982    16-Apr-03    15,863,254    08-Jun-03    13,337,851   31-Jul-03    13,327,968    22-Sep-03    13,291,296


                    ACCRUED                      ACCRUED
       DATE         INTEREST        DATE         INTEREST
     ---------     ----------     ---------     ----------
     23-Sep-03     13,293,979     15-Nov-03     13,257,307
     24-Sep-03     13,296,662     16-Nov-03     13,259,990
     25-Sep-03     13,299,346     17-Nov-03     13,262,673
     26-Sep-03     13,302,029     18-Nov-03     13,265,357
     27-Sep-03     13,304,712     19-Nov-03     13,268,040
     28-Sep-03     13,307,396     20-Nov-03     13,270,723
     29-Sep-03     13,310,079     21-Nov-03     13,273,407
     30-Sep-03     13,312,762     22-Nov-03     13,276,090
     01-Oct-03     13,226,001     23-Nov-03     13,278,773
     02-Oct-03     13,228,684     24-Nov-03     13,281,457
     03-Oct-03     13,231,367     25-Nov-03     13,284,140
     04-Oct-03     13,234,051     26-Nov-03     13,286,823
     05-Oct-03     13,236,734     27-Nov-03     13,289,507
     06-Oct-03     13,239,417     28-Nov-03     13,292,190
     07-Oct-03     13,242,101     29-Nov-03     13,294,873
     08-Oct-03     13,244,784     30-Nov-03     13,297,557
     09-Oct-03     13,247,468     01-Dec-03     13,210,795
     10-Oct-03     13,250,151     02-Dec-03     13,213,479
     11-Oct-03     13,252,834     03-Dec-03     13,216,162
     12-Oct-03     13,255,518     04-Dec-03     13,218,845
     13-Oct-03     13,258,201     05-Dec-03     13,221,529
     14-Oct-03     13,260,884     06-Dec-03     13,224,212
     15-Oct-03     13,263,568     07-Dec-03     13,226,895
     16-Oct-03     13,266,251     08-Dec-03     13,229,579
     17-Oct-03     13,268,934     09-Dec-03     13,232,262
     18-Oct-03     13,271,618     10-Dec-03     13,234,945
     19-Oct-03     13,274,301     11-Dec-03     13,237,629
     20-Oct-03     13,276,984     12-Dec-03     13,240,312
     21-Oct-03     13,279,668     13-Dec-03     13,242,995
     22-Oct-03     13,282,351     14-Dec-03     13,245,679
     23-Oct-03     13,285,034     15-Dec-03     13,248,362
     24-Oct-03     13,287,718     16-Dec-03     13,251,045
     25-Oct-03     13,290,401     17-Dec-03     13,253,729
     26-Oct-03     13,293,085     18-Dec-03     13,256,412
     27-Oct-03     13,295,768     19-Dec-03     13,259,095
     28-Oct-03     13,298,451     20-Dec-03     13,261,779
     29-Oct-03     13,301,135     21-Dec-03     13,264,462
     30-Oct-03     13,303,818     22-Dec-03     13,267,146
     31-Oct-03     13,306,501     23-Dec-03     13,269,829
     01-Nov-03     13,219,740     24-Dec-03     13,272,512
     02-Nov-03     13,222,423     25-Dec-03     13,275,196
     03-Nov-03     13,225,106     26-Dec-03     13,277,879
     04-Nov-03     13,227,790     27-Dec-03     13,280,562
     05-Nov-03     13,230,473     28-Dec-03     13,283,246
     06-Nov-03     13,233,156     29-Dec-03     13,285,929
     07-Nov-03     13,235,840     30-Dec-03     13,288,612
     08-Nov-03     13,238,523     31-Dec-03     13,291,296
     09-Nov-03     13,241,206
     10-Nov-03     13,243,890
     11-Nov-03     13,246,573
     12-Nov-03     13,249,256
     13-Nov-03     13,251,940
     14-Nov-03     13,254,623

                            INTEGRATED ARROS FUND I
                            -----------------------
                          FORM N-CSR DECEMBER 31, 2003
                          ----------------------------

                                 CERTIFICATIONS

     I, Richard J McCready, certify that:

1.   I have reviewed this report on Form N-CSR of Integrated Arros Fund I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:   February 17, 2004                                /s/ Richard J. McCready
                                                         -----------------------
                                                         Richard J. McCready
                                                         President, Secretary
                                                         and Director

                       INTEGRATED INTEGRATED ARROS FUND I
                       ----------------------------------
                          FORM N-CSR DECEMBER 31, 2003
                          ----------------------------

                                 CERTIFICATIONS

     I, Steven B. Kauff, certify that:

1.   I have reviewed this report on Form N-CSR of Integrated Arros Fund I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:   February 17, 2004                              /s/ Steven B. Kauff
                                                       -------------------------
                                                       Steven B. Kauff
                                                       Vice President, Treasurer
                                                       and Director

               CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                             AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002

Name of Issuer: INTEGRATED ARROS FUND I

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the issuer.

     Date:  February 17, 2004
                                                      /s/Richard J. McCready
                                                         -------------------
                                                         Richard J. McCready
                                                         President, Secretary
                                                         and Director

                CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                             AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002

Name of Issuer: INTEGRATED ARROS FUND I

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

3. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

4. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the issuer.

     Date:  February 17, 2004
                                                   /s/Steven B. Kauff
                                                      ---------------
                                                      Steven B. Kauff
                                                      Vice President, Treasurer
                                                      and Director